6. INVESTMENT IN ASSOCIATES - ROYALTY INTEREST (Details) - CAD ($)	Sep. 30, 2018	Sep. 30, 2017
Details
Exploration and evaluation assets capitalized	$ 566,782
Investment in Associates, Current Assets	0	$ 1,760
Investment in Associates, Non-current Assets	53,580	52,212
Investment in Associates, Current Liabilities	445	326
Investment in Associates, Non-current Liabilities	$ 79,359	$ 76,109